Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
International Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Canada — 9.3%
Canadian National Railway Co.	33,122	$3,908,225
Constellation Software, Inc.	7,977	14,997,291
Intact Financial Corp.	43,835	6,273,348
		25,178,864
China — 3.0%
Yum China Holdings, Inc.	130,109	8,148,377
France — 12.0%
Air Liquide S.A.	41,107	6,880,849
EssilorLuxottica S.A.	22,599	4,075,118
Hermes International	4,282	8,672,151
L'Oreal S.A.	19,811	8,852,401
Sartorius Stedim Biotech	13,868	4,254,637
		32,735,156
Hong Kong — 2.6%
Hong Kong Exchanges & Clearing Ltd.	160,495	7,113,898
India — 2.0%
Tata Consultancy Services Ltd.	139,974	5,486,680
Ireland — 5.6%
Experian PLC	182,589	6,012,243
Flutter Entertainment PLC*	50,318	9,156,440
		15,168,683
Italy — 3.6%
Ferrari N.V.	36,274	9,829,666
Japan — 6.5%
Hoya Corp.	31,186	3,446,438
Keyence Corp.	11,833	5,799,457
Obic Co., Ltd.	52,409	8,301,247
		17,547,142
Netherlands — 3.9%
IMCD N.V.	23,610	3,860,610
Wolters Kluwer N.V.	54,143	6,834,827
		10,695,437
Spain — 3.2%
Amadeus IT Group S.A.*	131,255	8,805,053
Sweden — 1.2%
Epiroc AB, Class A	166,652	3,308,046
Switzerland — 9.3%
Alcon, Inc.	128,013	9,087,327
Lonza Group AG	9,218	5,549,233
Nestle S.A.	86,047	10,491,759
		25,128,319
Taiwan — 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	66,962	6,228,805
United Kingdom — 22.6%
Ashtead Group PLC	87,376	5,365,317
Diageo PLC	166,812	7,444,766
	Number of Shares	Value†

United Kingdom — (continued)
Halma PLC	219,059	$6,047,454
London Stock Exchange Group PLC	125,464	12,186,286
RELX PLC	474,722	15,374,789
Rentokil Initial PLC	1,222,676	8,935,985
Spirax-Sarco Engineering PLC	42,134	6,186,234
		61,540,831
United States — 10.1%
Aon PLC, Class A	26,988	8,509,047
Mastercard, Inc., Class A	28,129	10,222,360
Mettler-Toledo International, Inc.*	5,673	8,680,881
		27,412,288
TOTAL COMMON STOCKS (Cost $246,696,535)		264,327,245

SHORT-TERM INVESTMENTS — 4.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $11,218,266)	11,218,266	11,218,266
TOTAL INVESTMENTS — 101.3% (Cost $257,914,801)		$275,545,511
Other Assets & Liabilities — (1.3)%		(3,504,117)
TOTAL NET ASSETS — 100.0%		$272,041,394

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2023††
United Kingdom	22%
United States	14
France	12
Canada	9
Switzerland	9
Japan	6
Ireland	6
Other	22
Total	100%
††	% of total investments as of March 31, 2023.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	3.3%	$8,672,151
Auto Manufacturers	3.7	9,829,666
Beverages	2.8	7,444,766

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
International Equity Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Chemicals	2.6%	$6,880,849
Commercial Services	16.8	44,493,387
Computers	5.2	13,787,927
Cosmetics & Personal Care	3.3	8,852,401
Distribution & Wholesale	1.5	3,860,610
Diversified Financial Services	11.2	29,522,544
Electronics	6.9	18,174,773
Entertainment	3.5	9,156,440
Food	4.0	10,491,759
Healthcare Products	6.6	17,417,082
Healthcare Services	2.1	5,549,233
Insurance	5.6	14,782,395
Machinery — Construction & Mining	1.2	3,308,046
Machinery — Diversified	4.5	11,985,691
Media	2.6	6,834,827
Retail	3.1	8,148,377
Semiconductors	2.3	6,228,805
Software	5.7	14,997,291
Transportation	1.5	3,908,225
	100.0%	$264,327,245
2